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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: __________
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Noonday Asset Management, L.P.
Address:   401 North Tryon Street
           Suite 1000
           Charlotte, NC 28202

           c/o Farallon Capital Management, L.L.C.
           One Maritime Plaza
           Suite 2100
           San Francisco, California 94111

Form 13F File Number: 28-11402

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark C. Wehrly
Title:    Authorized Signatory
Phone:    (415) 421-2132

Signature, Place, and Date of Signing:


/s/ Mark C. Wehrly           San Francisco, California         February 16, 2010
------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          5

Form 13F Information Table Entry Total:     9

Form 13F Information Table Value Total:     $138,027
                                           (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.      Form 13F File Number     Name

     1        28-03896                 Farallon Capital Management, L.L.C.
     2        28-06372                 Farallon Partners, L.L.C.
     3        28-11404                 Noonday G.P. (U.S.), L.L.C.
     4        28-11719                 Noonday Asset Management LLP
     5        28-11716                 Noonday Asset Management Asia Pte. Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE     SHARES/  SH/ PUT/ INVSTMT  OTHER        VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN CALL DSCRETN MANAGERS   SOLE    SHARED    NONE
------------------------------ ---------------- --------- ------------ -------- --- ---- ------- -------- -------- --------- ------
51JOB INC                      SP ADR REP COM   316827104     2,039     115,080 SH        OTHER   01-03,05          115,080
ARIAD PHARMACEUTICALS INC      COM              04033A100     1,357     595,000 SH        OTHER   01-03             595,000
CARNIVAL CORP                  PAIRED CTF       143658300    27,950     881,979 SH        OTHER   01-04             881,979
CVS CAREMARK CORPORATION       COM              126650100    13,625     423,000 SH        OTHER   01-03             423,000
IMS HEALTH INC                 COM              449934108    57,494   2,730,000 SH        OTHER   01-03           2,730,000
LIGAND PHARMACEUTICALS INC     CL B             53220K207     2,215   1,020,634 SH        OTHER   01-03           1,020,634
MEAD JOHNSON NUTRITION CO      COM CL A         582839106    24,472     560,000 SH        OTHER   01-03             560,000
ONYX PHARMACEUTICALS INC       COM              683399109     1,614      55,000 SH        OTHER   01-03              55,000
OSI PHARMACEUTICALS INC        COM              671040103     7,261     234,000 SH        OTHER   01-03             234,000